DELAWARE GROUP® INCOME FUNDS

Delaware Corporate Bond Fund (the “Fund”)

Supplement to the Fund’s Summary Prospectus dated November 27, 2015

Effective as of the date of this supplement, the following replaces the information in the summary prospectus section entitled “Who manages the Fund? – Investment manager”:

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Roger A. Early, CPA, CFA	Executive Director, Head of Fixed Income Investments, Executive Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy	May 2007
Paul A. Matlack, CFA	Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist	December 2012
Craig C. Dembek, CFA	Senior Vice President, Co-Head of Credit Research, Senior Research Analyst	December 2012
John P. McCarthy, CFA	Senior Vice President, Senior Portfolio Manager, Co-Head of Credit Research	December 2012
Kashif Ishaq	Senior Vice President, Head of Investment Grade Corporate Bond Trading	November 2013
J. David Hillmeyer, CFA	Senior Vice President, Senior Portfolio Manager	November 2014
Michael G. Wildstein, CFA	Senior Vice President, Senior Portfolio Manager	November 2014
Wayne A. Anglace, CFA	Vice President, Senior Portfolio Manager	July 2016

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Neither the Manager nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated October 12, 2016.